Net Income per Limited Partner Unit and Cash Distributions (Incentive Distribution Rights) (Details) - $ / shares				3 Months Ended	9 Months Ended
		Oct. 23, 2015	Aug. 13, 2015	Sep. 30, 2015	Sep. 30, 2015
Incentive Distribution Made to Managing Member or General Partner [Line Items]
Period after the end of each quarter in which the partnership intends to distribute the minimum quarterly distribution					60 days
Minimum Quarterly Distribution, Total Quarterly Distribution Per Unit					$ 0.1875
Unitholders
Minimal Quarterly Distribution, Marginal Percentage Interest in Distributions, Unitholders					100.00%
First Target Distribution, Marginal Percentage Interest in Distributions, Unitholders					100.00%
Second Target Distribution, Marginal Percentage Interest in Distributions, Unitholders					85.00%
Third Target Distribution, Marginal Percentage Interest in Distributions, Unitholders					75.00%
Thereafter, Marginal Percentage Interest in Distributions, Unitholders					50.00%
Incentive Distribution Rights Holders
Minimal Quarterly Distribution, Marginal Percentage Interest in Distributions, Incentive Distribution Rights Holders					0.00%
First Target Distribution, Marginal Percentage Interest in Distributions, Incentive Distribution Rights Holders					0.00%
Second Target Distribution, Marginal Percentage Interest in Distributions, Incentive Distribution Rights Holders					15.00%
Third Target Distribution, Marginal Percentage Interest in Distributions, Incentive Distribution Rights Holders					25.00%
Thereafter, Marginal Percentage Interest in Distributions, Incentive Distribution Rights Holders					50.00%
Cash distribution paid per common and subordinated unit			$ 0.1905
Cash distributions declared per limited partner unit	[1],[2]			$ 0.1935	$ 0.5715
Subsequent Event
Incentive Distribution Rights Holders
Cash distributions declared per limited partner unit		$ 0.1935
Minimum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
First Target Distribution, Total Quarterly Distribution Per Unit					0.1875
Second Target Distribution, Total Quarterly Distribution Per Unit					0.2156
Third Target Distribution, Total Quarterly Distribution Per Unit					0.2344
Thereafter, Total Quarterly Distribution Per Unit					0.2813
Maximum
Incentive Distribution Made to Managing Member or General Partner [Line Items]
First Target Distribution, Total Quarterly Distribution Per Unit					0.2156
Second Target Distribution, Total Quarterly Distribution Per Unit					0.2344
Third Target Distribution, Total Quarterly Distribution Per Unit					$ 0.2813

[1]	Diluted weighted-average limited partner common units includes the effect of 145,452 and 90,579 units for the three and nine months ended September 30, 2015, respectively, related to phantom units.
[2]	See Note 12 for further discussion of cash distributions declared for the period presented.